Loans and Leases (Aging of the Recorded Investment in Past Due Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 4,239	$ 5,494
Loans and leases not past due	371,847	348,756
Total ending loans and leases balance	376,086	354,250
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	2,436	3,165
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	704	310
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	1,099	2,019
Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	476	252
Loans and leases not past due	49,988	53,210
Total ending loans and leases balance	50,464	53,462
Commercial Loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	326	81
Commercial Loans [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	71	50
Commercial Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	79	121
Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	803	1,884
Loans and leases not past due	192,830	181,953
Total ending loans and leases balance	193,633	183,837
Commercial Real Estate Loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	103	644
Commercial Real Estate Loans [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	147	15
Commercial Real Estate Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	553	1,225
Agriculture Portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	227	169
Loans and leases not past due	13,026	12,696
Total ending loans and leases balance	13,253	12,865
Agriculture Portfolio [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	227	150
Agriculture Portfolio [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due		19
Agricultural Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	5	354
Loans and leases not past due	25,850	21,779
Total ending loans and leases balance	25,855	22,133
Agricultural Real Estate [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due		94
Agricultural Real Estate [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	5	260
Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	12	55
Loans and leases not past due	4,000	3,802
Total ending loans and leases balance	4,012	3,857
Consumer Loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	10	49
Consumer Loans [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	2	1
Consumer Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due		5
Residential Real Estate Portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	2,716	2,780
Loans and leases not past due	86,153	75,316
Total ending loans and leases balance	88,869	78,096
Residential Real Estate Portfolio [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	1,770	2,147
Residential Real Estate Portfolio [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	484	244
Residential Real Estate Portfolio [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 462	$ 389